Equity - Schedule of changes in retained earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ 36,243	€ 40,299
Dividends and other distributions	(3,191)	(3,626)	€ (2,668)
Employee share-based compensation plans	52	45	34
Retained earings, closing balance	40,016	36,243	40,299
Retained earnings
Disclosure of equity [Line Items]
Retained earnings, opening balance	36,243	40,299	41,538
Transfer to/from other reserves	616	585	899
Result for the year	8,310	5,209	3,804
Dividends and other distributions	(3,691)	(4,124)	(2,668)
Employee share-based compensation plans	(8)	1	(7)
Share buybacks and other changes	(1,453)	(5,728)	(3,222)
Retained earings, closing balance	40,016	36,243	40,299
Retained earnings | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Retained earnings, opening balance			(45)
Retained earings, closing balance